NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 25, 2022	May 31, 2021	Mar. 31, 2021
Interest expenses for related party notes	$ 120,000	$ 85,397
Note payable conversion price per share	$ 9			$ 9	$ 9
Insurance premiums			$ 349,455
Note payable due date	May 2022 through May 2023
Initial down payment			74,866
Remaining amount			$ 274,559
Annual interest rate			4.37%
Monthly payments			$ 31,068
Financing liability balance	$ 61,792
Insurance expense related to prepaid insurance	3,340
Unamortized discount	0	1,291,882
Interest expense	2,535,519	1,420,063
Convertible Notes Payable Two [Member]
Convertible debt, conversion, principal amount	9,183	56,683
Non-Related Party Two [Member]
Unamortized discount	79,074	351,424
Interest expense	134,628	98,647
Debt discount amortization expense	272,350	190,283
Convertible notes payable, in default	17,500
Fair market value of warrants	$ 0	541,707
Interest rate	0.00%
Outstanding warrants	167,500
Non-Related Party Notes Payable [Member]
Debt discount amortization expense	$ 231,353	163,059
Default interest rate	12.00%
Purchase prices of shares issued	$ 9.00
Shares of common stock	$ 47,500
Issuance of common stock	7,917
Convertible Notes Payable with Detached Free-standing Warrants	$ 1,005,000	1,005,000
Unamortized beneficial conversion feature	$ 65,803	297,156
Non-Related Party Notes Payable [Member] | Minimum [Member]
Interest rate	5.00%
Non-Related Party Notes Payable [Member] | Maximum [Member]
Interest rate	12.00%
Non-Related Party Notes Payable [Member] | Non-Convertible Notes Payable [Member]
Note payable conversion price per share	$ 6
Convertible notes payable, in default	$ 17,500	47,500
Interest rate	5.00%
Non-Related Party Notes Payable [Member] | Non-Convertible Notes Payable [Member] | Minimum [Member]
Note payable conversion price per share	$ 6
Note payable due date	December 2013
Interest rate	5.00%
Non-Related Party Notes Payables [Member] | Non-Convertible Notes Payable [Member] | Maximum [Member]
Note payable conversion price per share	$ 32.2857
Note payable due date	June 2022
Interest rate	10.00%
Related Party Convertible Notes Payable [Member]
Unamortized discount	$ 78,705	354,204
Debt discount amortization expense	275,500	196,796
Fair market value of warrants	$ 551,001	$ 551,001
Interest rate	0.00%
Outstanding warrants	166,667
Stock issued during the period	167,500